Commitments and Contingencies - Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2025	Jan. 31, 2024
Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 3,151.5	$ 3,469.2
Total outstanding - continuing operations	3,000.3	3,218.5
Total outstanding - discontinued operations	151.2	250.7
United States [member] | United States of America, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	1,593.9	1,877.6
Canada [member] | Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	670.4	727.1
Europe [Member] | Euro Member Countries, Euro
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	49.8	66.1
Australia and new zealand [member] | Australia, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 112.0	$ 150.1